SCHEDULE OF INVESTMENTS
Delaware Ivy International Core Equity Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 1.5%
Newcrest Mining Ltd.	1,955	$37,060

Total Australia - 1.5%		$37,060
Brazil
Consumer Staples – 1.4%
Ambev S.A.	10,147	34,805

Financials – 1.3%
Banco Bradesco S.A.	6,129	31,720

Total Brazil - 2.7%		$66,525
Canada
Consumer Discretionary – 3.3%
Canada Goose Holdings, Inc.(A)	1,071	46,833
Dollarama, Inc.	790	36,169
		83,002

Energy – 1.5%
Suncor Energy, Inc.	1,591	38,098

Materials – 1.6%
Teck Cominco Ltd.	1,804	41,559

Total Canada - 6.4%		$162,659
China
Consumer Discretionary – 0.8%
Gree Electric Appliances, Inc. of Zhuhai, A Shares	2,666	21,476

Information Technology – 0.9%
Xinyi Solar Holdings Ltd.	10,428	22,510

Total China - 1.7%		$43,986
Denmark
Health Care – 1.6%
Genmab A.S.(A)	99	40,578

Industrials – 1.5%
A.P. Moller - Maersk A/S	9	25,997
A.P. Moller - Maersk A/S, Class A	4	11,089
		37,086

Total Denmark - 3.1%		$77,664
France
Consumer Discretionary – 1.4%
Compagnie Generale des Etablissements Michelin, Class B	223	35,545

Consumer Staples – 1.8%
Carrefour S.A.(B)	2,314	45,499

Energy – 1.4%
TotalEnergies SE(B)	793	35,881

Financials – 1.0%
BNP Paribas S.A.	419	26,261

Industrials – 6.0%
Airbus SE	434	55,741
Compagnie de Saint-Gobain	429	28,220
Schneider Electric S.A.	238	37,392
Vinci	285	30,459
		151,812

Information Technology – 1.5%
Cap Gemini S.A.(B)	204	39,245

Utilities – 1.4%
ENGIE S.A.	2,571	35,222

Total France - 14.5%		$369,465
Germany
Communication Services – 1.0%
Deutsche Telekom AG, Registered Shares	1,252	26,452

Consumer Discretionary – 1.3%
AUTO1 Group SE(A)	258	11,341
Continental AG	152	22,304
		33,645

Consumer Staples – 1.6%
Beiersdorf Aktiengesellschaft	340	41,036

Financials – 1.2%
Deutsche Boerse AG	173	30,271

Health Care – 2.6%
Merck KGaA	344	65,917

Industrials – 1.8%
Hochtief Aktiengesellschaft	164	12,565
Siemens AG	203	32,145
		44,710

Information Technology – 1.2%
SAP AG	218	30,764

Materials – 1.3%
HeidelbergCement AG	394	33,832

Real Estate – 0.5%
Vonovia SE	204	13,210

Total Germany - 12.5%		$319,837
Hong Kong
Financials – 1.3%
AIA Group Ltd.	2,724	33,857

Total Hong Kong - 1.3%		$33,857
India
Energy – 1.1%
Reliance Industries Ltd.	992	28,178

Total India - 1.1%		$28,178
Japan
Consumer Discretionary – 4.9%
Honda Motor Co. Ltd.	874	27,919
Sekisui House Ltd.	1,355	27,786
Subaru Corp.	1,842	36,337
Zozo, Inc.	888	30,189
		122,231

Consumer Staples – 1.8%
Seven & i Holdings Co. Ltd.	939	44,790

Energy – 1.4%
Inpex Corp.(B)	4,597	34,299

Financials – 2.6%
ORIX Corp.	2,199	37,105
Tokio Marine Holdings, Inc.	620	28,507
		65,612

Health Care – 1.3%
Terumo Corp.	819	33,170

Industrials – 1.3%
SMC Corp.	57	33,666

Information Technology – 2.2%
Renesas Electronics Corp.(A)	1,299	14,040
Shimadzu Corp.	1,039	40,149
		54,189

Total Japan - 15.5%		$387,957
Mexico
Consumer Staples – 1.4%
Fomento Economico Mexicano S.A.B. de C.V.	418	35,292

Materials – 1.0%
Fresnillo plc	2,314	24,694

Total Mexico - 2.4%		$59,986
Netherlands
Consumer Discretionary – 2.4%
Prosus N.V.	344	33,610
Stellantis N.V.	1,443	28,297
		61,907

Health Care – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	619	30,686

Industrials – 1.0%
Randstad Holding N.V.	348	26,584

Total Netherlands - 4.6%		$119,177
Norway
Financials – 1.4%
DNB ASA(A)	1,605	34,973

Total Norway - 1.4%		$34,973
South Africa
Materials – 0.6%
Mondi plc	582	15,315

Total South Africa - 0.6%		$15,315
South Korea
Communication Services – 1.3%
SK Telecom Co. Ltd.	114	32,410

Industrials – 1.2%
LG Corp.	330	30,055

Information Technology – 1.7%
Samsung Electronics Co. Ltd.	602	43,114

Total South Korea - 4.2%		$105,579
Spain
Financials – 2.0%
Banco Bilbao Vizcaya Argentaria S.A.	8,155	50,551

Total Spain - 2.0%		$50,551
Sweden
Consumer Staples – 1.2%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	943	31,280

Industrials – 1.0%
Epiroc AB, Class A(A)	775	17,666
Epiroc AB, Class B(A)	387	7,587
		25,253

Total Sweden - 2.2%		$56,533

Switzerland
Health Care – 1.6%
Roche Holdings AG, Genusscheine	106	39,922

Industrials – 1.2%
Ferguson plc	223	31,025

Total Switzerland - 2.8%		$70,947
Taiwan
Information Technology – 1.1%
Largan Precision Co. Ltd.	247	27,481

Total Taiwan - 1.1%		$27,481
United Kingdom
Communication Services – 1.5%
WPP Group plc	2,890	38,939

Consumer Discretionary – 1.2%
Persimmon plc	716	29,290

Consumer Staples – 2.2%
tesco plc	8,979	27,692
Unilever plc	479	28,030
		55,722

Energy – 2.0%
Technip-Coflexip(A)	3,215	37,797
TechnipFMC plc(A)	1,443	13,056
		50,853

Financials – 3.2%
Legal & General Group plc	7,107	25,324
Lloyds Banking Group plc	49,016	31,658
Prudential plc	1,306	24,822
		81,804

Health Care – 4.2%
AstraZeneca plc	127	15,283
AstraZeneca plc ADR(B)	533	31,954
GlaxoSmithKline plc	2,379	46,702
GlaxoSmithKline plc ADR(B)	286	11,386
		105,325

Total United Kingdom - 14.3%		$361,933
United States
Health Care – 0.9%
Ortho Clinical Diagnostics Holdings plc(A)	1,075	23,008

Total United States - 0.9%		$23,008

TOTAL COMMON STOCKS – 96.8%		$2,452,671
(Cost: $1,941,905)

PREFERRED STOCKS
Germany
Consumer Discretionary – 1.5%
Volkswagen AG, 2.260%	153	38,363

Total Germany - 1.5%		$38,363

TOTAL PREFERRED STOCKS – 1.5%		$38,363
(Cost: $24,267)

SHORT-TERM SECURITIES
Money Market Funds(C) – 3.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	18,359	18,359

Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(D)	56,987	56,987
		75,346

TOTAL SHORT-TERM SECURITIES – 3.0%		$75,346
(Cost: $75,346)

TOTAL INVESTMENT SECURITIES – 101.3%		$2,566,380
(Cost: $2,041,518)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3)%		(32,086)

NET ASSETS – 100.0%		$2,534,294

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $171,989 are on loan.

(C)	Rate shown is the annualized 7-day yield at June 30, 2021.

(D)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,452,671	$—	$—
Preferred Stocks	38,363	—	—
Short-Term Securities	75,346	—	—

Total	$2,566,380	$—	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,041,518

Gross unrealized appreciation	560,543

Gross unrealized depreciation	(35,681)

Net unrealized appreciation	$524,862